UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Short Duration High Income Fund
Class A [SHIAX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$49	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$507,808,494
Total Number of Portfolio Holdings*	336
Portfolio Turnover Rate	27%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7085-STSR-0325

Western Asset Short Duration High Income Fund
Class C [LWHIX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$507,808,494
Total Number of Portfolio Holdings*	336
Portfolio Turnover Rate	27%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7984-STSR-0325

Western Asset Short Duration High Income Fund
Class C1 [SHICX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$78	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$507,808,494
Total Number of Portfolio Holdings*	336
Portfolio Turnover Rate	27%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7243-STSR-0325

Western Asset Short Duration High Income Fund
Class R [LWSRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$72	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$507,808,494
Total Number of Portfolio Holdings*	336
Portfolio Turnover Rate	27%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7129-STSR-0325

Western Asset Short Duration High Income Fund
Class I [SHIYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$37	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$507,808,494
Total Number of Portfolio Holdings*	336
Portfolio Turnover Rate	27%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration High Income Fund	PAGE 1	7459-STSR-0325

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short Duration High Income Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 78.8%
Communication Services — 9.1%
Diversified Telecommunication Services — 2.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	$2,500,000	$765,638 (a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,670,000	2,162,712 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	710,000	565,742 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,273,000	6,766,779
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	498,513	460,689 (b)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	3,160,000	3,586,413 (a)
Total Diversified Telecommunication Services				14,307,973
Entertainment — 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	632,659 (a)
AMC Entertainment Holdings Inc., Senior Notes	5.750%	6/15/25	1,690,000	1,692,011
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,699,274 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,350,000	2,445,826 (a)
Total Entertainment				6,469,770
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	362,869 (a)
Media — 3.6%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	880,000	940,236 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,900,000	4,541,751 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,456,745 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,604,243
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	710,000	703,551 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,327,000	2,036,755
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	$1,340,000	$1,240,870 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	1,041,874 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	3,032,272	3,119,450 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	869,841 (a)
Total Media				18,555,316
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	2,380,000	2,361,948 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,160,000	1,155,026 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,832,889 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	340,409 (a)
Total Wireless Telecommunication Services				6,690,272

Total Communication Services				46,386,200
Consumer Discretionary — 20.6%
Automobile Components — 2.4%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	630,000	639,184 (a)(c)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	3,000,000	2,755,483
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	3,280,000	3,334,464 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,030,000	1,098,322 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,940,000	1,956,205 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	200,143 (d)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	2,020,000	1,986,279 (a)
Total Automobile Components				11,970,080
Automobiles — 1.4%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	996,997
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	1,890,000	1,978,001
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	$4,150,000	$4,134,394 (a)
Total Automobiles				7,109,392
Distributors — 0.3%
Ritchie Bros Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,364,670 (a)
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	1,115,247 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,560,000	527,412 (a)
Total Diversified Consumer Services				1,642,659
Hotels, Restaurants & Leisure — 10.8%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	776,000	784,697 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	2,230,000	2,170,201 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	2,000,000	2,062,752 (a)
Carnival Corp., Senior Notes	5.750%	3/1/27	930,000	932,527 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	5,820,000	5,834,888 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	3,510,000	3,737,722 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,413,988 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	2,329,054 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	680,000	680,546 (a)
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	270,000	271,325 (a)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	997,187 (a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,555,414 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,000,000	926,262 (a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,732,958
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	590,000	627,209 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	6.250%	3/1/30	$2,000,000	$2,012,944 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	5,130,000	5,450,543 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,430,000	1,445,344 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	5,550,000	5,512,311 (a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	781,964 (a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	540,214 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,546,805 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,169,218 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	490,000	478,995 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,500,000	3,379,970 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,230,808 (a)
Total Hotels, Restaurants & Leisure				54,605,846
Household Durables — 1.0%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	2,072,648 (a)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	840,000	852,601
TopBuild Corp., Senior Notes	3.625%	3/15/29	2,500,000	2,313,486 (a)
Total Household Durables				5,238,735
Specialty Retail — 4.2%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	439,772 (a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000	1,372,355 (a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	2,400,000	2,383,264
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000	2,331,237 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	4,150,000	3,564,363 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000	2,344,490 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	204,500 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	4,060,000	3,161,034 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	2,450,000	2,444,715 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	$780,000	$786,480
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,590,000	2,540,235 (a)
Total Specialty Retail				21,572,445
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	1,170,000	1,121,310 (a)

Total Consumer Discretionary				104,625,137
Consumer Staples — 0.7%
Beverages — 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,123,333 (a)
Food Products — 0.5%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,670,000	2,490,859 (a)

Total Consumer Staples				3,614,192
Energy — 8.7%
Energy Equipment & Services — 0.5%
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,430,000	1,279,593 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,400,000	1,144,362 (a)
Total Energy Equipment & Services				2,423,955
Oil, Gas & Consumable Fuels — 8.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	630,087 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.000%	7/15/29	2,980,000	3,063,288 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,330,000	2,332,160 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	3,480,000	3,647,933 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	2,500,000	2,564,560 (a)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	555,000	535,478 (a)
HF Sinclair Corp., Senior Notes	6.375%	4/15/27	807,000	819,475
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,500,000	1,455,605 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	$2,350,000	$2,480,498 (a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,700,000	1,675,004 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	1,664,865	1,639,892 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,658,906 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	510,000	522,263 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	3,500,000	3,476,449 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	646,000	710,982 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,059,590
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	520,000	548,037 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	2,096,820 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,186,337 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,500,000	5,791,973 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,860,000	2,860,000
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	99,665
Total Oil, Gas & Consumable Fuels				41,855,002

Total Energy				44,278,957
Financials — 8.5%
Banks — 2.6%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,383,736 (g)(h)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	692,816 (g)(h)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	$2,520,000	$2,612,733 (a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	503,670 (a)(g)(h)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,356,581 (g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,760,000	1,801,800 (a)(g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	920,000	931,364 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,554,980 (g)(h)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	2,300,000	2,408,937 (g)
Total Banks				13,246,617
Capital Markets — 0.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	702,133 (g)(h)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	995,777 (a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	0 *(e)(f)(i)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	910,000	958,989 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	$720,000	$874,433 (a)(g)
Total Capital Markets				3,531,332
Consumer Finance — 0.2%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,161,684 (a)
Financial Services — 2.6%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	3,330,000	3,488,498 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	2,400,000	2,416,104 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	623,743 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,750,000	1,809,939 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	140,000	140,206 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	3,700,000	3,809,968 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	1,000,000	917,430 (a)
Total Financial Services				13,205,888
Insurance — 0.6%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,440,000	2,462,399 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	750,000	743,656 (a)
Total Insurance				3,206,055
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	422,265 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	846,983 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	$3,000,000	$2,855,985 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	2,890,000	2,988,941 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,970,000	1,942,778 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				9,056,952

Total Financials				43,408,528
Health Care — 6.8%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,330,000	2,370,477 (a)
Health Care Providers & Services — 3.6%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	1,310,000	1,134,545 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	2,000,000	1,943,645 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	5,000,000	4,562,717 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,230,000	1,268,404 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,000,000	1,068,038 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	4,650,000	5,147,182 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,400,000	2,446,716 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	599,445 (a)
Total Health Care Providers & Services				18,170,692
Pharmaceuticals — 2.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	77,546 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	1,127,817 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	655,000	347,599 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	981,990 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	$2,860,000	$2,616,900 (a)
Par Pharmaceutical Inc., Escrow	—	—	1,580,000	0 *(a)(e)(f)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	4,590,000	4,522,217
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	257,452
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,749,827
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,000,000	1,120,935
Total Pharmaceuticals				13,802,283

Total Health Care				34,343,452
Industrials — 15.5%
Aerospace & Defense — 3.0%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,350,000	1,381,301 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	680,000	708,498 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	4,000,000	4,311,992 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,200,000	2,274,424 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,455,715 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	1,950,000	1,971,978 (a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,281,513 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	723,710 (a)
Total Aerospace & Defense				15,109,131
Building Products — 0.4%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,790,000	1,796,695 (a)(c)
Commercial Services & Supplies — 2.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,402,719 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	4,700,000	4,973,700
GEO Group Inc., Senior Notes	10.250%	4/15/31	4,400,000	4,821,556
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	2,300,000	2,388,904 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	$300,000	$286,976 (a)
Total Commercial Services & Supplies				13,873,855
Construction & Engineering — 1.3%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,150,000 (a)
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	270,000	273,588 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	2,520,000	2,630,372 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,469,799 (a)
Total Construction & Engineering				6,523,759
Electrical Equipment — 0.2%
Gates Corp., Senior Notes	6.875%	7/1/29	820,000	839,682 (a)
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,430,000	2,256,789 (a)
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	1,519,376 (a)
Total Ground Transportation				3,776,165
Machinery — 1.4%
Esab Corp., Senior Notes	6.250%	4/15/29	2,430,000	2,465,748 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	3,300,000	3,277,288
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,235,769 (a)
Total Machinery				6,978,805
Passenger Airlines — 3.6%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,463,298 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	972,845 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,590,000	5,892,861 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	2,056,385 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	880,644
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	614,000	509,279 *(a)(j)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,630,000	2,181,438 *(a)(j)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,500,000	4,323,331 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
United Airlines Pass-Through Trust	4.875%	1/15/26	$199,680	$198,735
Total Passenger Airlines				18,478,816
Professional Services — 0.7%
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	2,220,000	2,282,438 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,123,367 (a)
Total Professional Services				3,405,805
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	610,000	629,612 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	440,000	439,565 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,500,000	2,470,605
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,542,850 (a)
Total Trading Companies & Distributors				6,082,632
Transportation Infrastructure — 0.3%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	1,700,000	1,724,598 (a)

Total Industrials				78,589,943
Information Technology — 2.5%
Communications Equipment — 0.9%
CommScope LLC, Senior Secured Notes	6.000%	3/1/26	500,000	500,000 (a)
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	2,110,000	1,880,914 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,180,000	1,064,715 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,090,000	978,360 (a)
Total Communications Equipment				4,423,989
Electronic Equipment, Instruments & Components — 0.3%
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,471,782 (a)
Software — 1.0%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	2,060,000	2,111,339 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	$1,700,000	$1,672,568 (a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,310,000	1,332,936 (a)
Total Software				5,116,843
Technology Hardware, Storage & Peripherals — 0.3%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	826,560 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	780,000	809,395 (a)
Total Technology Hardware, Storage & Peripherals				1,635,955

Total Information Technology				12,648,569
Materials — 3.4%
Chemicals — 0.0%††
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	157,587	2,069 *(j)
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	390,000	386,978 (a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	1,690,000	1,710,909 (a)
Total Construction Materials				2,097,887
Containers & Packaging — 0.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,227,937	139,246 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,622,707 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	751,334 (a)
Total Containers & Packaging				2,513,287
Metals & Mining — 2.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	5,080,000	5,375,041 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,183,000	3,181,208 (a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	3,560,000	3,570,406 (a)
Total Metals & Mining				12,126,655
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	$430,000	$381,798

Total Materials				17,121,696
Real Estate — 2.6%
Diversified REITs — 1.1%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,439,909
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	672,145
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	246,000	188,154
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	610,000	620,222 (a)(c)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	2,570,000	2,749,404 (a)
Total Diversified REITs				5,669,834
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	262,000	261,891
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	377,643
Total Health Care REITs				639,534
Hotel & Resort REITs — 1.0%
Service Properties Trust, Senior Notes	8.375%	6/15/29	2,690,000	2,690,756
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	2,110,000	2,242,360 (a)
Total Hotel & Resort REITs				4,933,116
Real Estate Management & Development — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	2,201,255	2,248,530 (a)

Total Real Estate				13,491,014
Utilities — 0.4%
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP, Senior Notes	7.250%	1/15/29	570,000	574,109 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	$1,260,000	$1,251,934

Total Utilities				1,826,043
Total Corporate Bonds & Notes (Cost — $401,831,623)				400,333,731
Senior Loans — 9.8%
Communication Services — 1.8%
Diversified Telecommunication Services — 0.3%
Qualitytech LP, Term Loan (1 mo. Term SOFR + 3.500%)	7.826%	11/4/31	1,690,000	1,702,675 (f)(g)(k)(l)
Media — 1.5%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.829%	5/18/29	1,583,550	1,570,684 (g)(k)(l)
Diamond Sports Net LLC, First Lien Exit Term Loan	—	1/2/28	1,940,000	1,760,550 (m)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	9.587%	6/4/29	1,064,650	1,010,486 (g)(k)(l)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 5.000%)	9.312%	6/30/28	1,267,200	1,283,236 (g)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.275%)	7.724%	3/31/31	1,760,000	1,728,698 (g)(k)(l)
Total Media				7,353,654

Total Communication Services				9,056,329
Consumer Discretionary — 1.6%
Automobile Components — 0.4%
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	2,002,000	1,969,467 (g)(k)(l)
Hotels, Restaurants & Leisure — 0.3%
Catawba Nation Gaming Authority, Term Loan B	—	12/16/31	1,760,000	1,775,400 (m)
Specialty Retail — 0.9%
Gannett Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 5.000%)	9.308%	10/15/29	1,179,360	1,180,856 (e)(f)(g)(k)(l)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 5.500%)	9.076%	7/15/31	3,341,625	3,370,163 (g)(k)(l)
Total Specialty Retail				4,551,019

Total Consumer Discretionary				8,295,886
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.676%	12/23/28	$188,820	$109,138 (g)(k)(l)

Financials — 1.4%
Capital Markets — 0.1%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	8.979%	11/12/27	628,753	604,260 (g)(k)(l)
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.312%	3/12/29	905,450	914,020 (g)(k)(l)
Financial Services — 0.6%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.340%	4/7/28	340,000	332,350 (g)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.079%	4/9/27	584,694	576,722 (g)(k)(l)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.312%	7/31/31	1,980,062	1,988,953 (g)(k)(l)
Total Financial Services				2,898,025
Insurance — 0.5%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.041-9.264%	11/1/29	922,091	922,091 (f)(g)(k)(l)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.412%	8/19/28	1,607,080	1,606,300 (g)(k)(l)
Total Insurance				2,528,391

Total Financials				6,944,696
Health Care — 0.5%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.393%	11/30/28	1,107,390	873,919 (g)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.052%	5/16/31	699,824	698,512 (g)(k)(l)
Total Health Care Providers & Services				1,572,431
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.429%	10/1/27	$960,000	$916,560 (g)(k)(l)

Total Health Care				2,488,991
Industrials — 2.1%
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B	—	1/31/32	1,190,000	1,197,437 (f)(m)
Commercial Services & Supplies — 1.2%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.829%	1/31/31	1,940,250	1,834,351 (g)(k)(l)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.676%	8/31/28	1,358,000	1,291,798 (g)(k)(l)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.389%	4/11/29	461,775	390,200 (g)(k)(l)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	8.579%	8/31/28	2,465,186	2,482,134 (g)(k)(l)
Total Commercial Services & Supplies				5,998,483
Passenger Airlines — 0.3%
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.302%	11/18/25	1,525,811	1,534,394 (g)(k)(l)
Professional Services — 0.4%
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.812%	11/14/30	2,085,248	2,094,589 (g)(k)(l)

Total Industrials				10,824,903
Information Technology — 2.1%
Communications Equipment — 0.5%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.812%	7/31/29	2,563,575	2,556,089 (g)(k)(l)
Software — 1.4%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.162%	10/8/28	2,444,400	2,444,094 (g)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.312%	10/16/26	1,392,196	1,348,370 (g)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.312%	2/19/29	1,450,000	1,169,969 (g)(k)(l)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	11.301%	7/27/28	52,657	48,419 (g)(k)(l)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Magenta Security Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 8.010%)	12.595%	7/27/28	$68,682	$38,915 (g)(k)(l)
Magenta Security Holdings LLC, Third Out Term Loan (3 mo. Term SOFR + 1.760%)	6.345%	7/27/28	234,451	81,682 (g)(k)(l)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.791%	7/1/31	1,865,325	1,766,239 (g)(k)(l)
Total Software				6,897,688
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	1,262,026	1,230,476 (g)(k)(l)

Total Information Technology				10,684,253
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	861,038	862,958 (e)(f)(k)(l)

Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan 3 (1 mo. Term SOFR + 3.250%)	7.562%	1/31/30	638,400	643,188 (g)(k)(l)

Total Senior Loans (Cost — $50,479,266)				49,910,342
Asset-Backed Securities — 5.7%
AIMCO CLO, 2015-AA DR3 (3 mo. Term SOFR + 2.950%)	7.253%	10/17/34	1,000,000	1,005,466 (a)(g)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-C M1 (1 mo. Term SOFR + 3.489%)	7.800%	11/25/32	710,286	734,055 (g)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.813%	1/25/38	1,100,000	1,128,309 (a)(g)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.613%	4/20/35	560,000	563,401 (a)(g)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	8.690%	4/22/33	250,000	251,664 (a)(g)
Apidos CLO Ltd., XXXA CR (3 mo. Term SOFR + 3.000%)	7.293%	10/18/31	750,000	752,965 (a)(g)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	150,000	149,666 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.393%	4/19/34	$850,000	$855,181 (a)(g)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	7.655%	10/20/34	400,000	401,786 (a)(g)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.403%	4/20/35	1,000,000	1,013,173 (a)(g)
Barings CLO Ltd., 2023-3A D (3 mo. Term SOFR + 4.500%)	8.802%	10/15/36	370,000	378,727 (a)(g)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	980,000	1,005,130 (a)(g)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.085%	4/19/34	160,000	159,242 (a)(g)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.571%	10/20/37	1,140,000	1,150,664 (a)(g)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.450%	7/25/37	500,000	510,565 (a)(g)
Clover CLO LLC, 2021-3A ER (3 mo. Term SOFR + 4.900%)	9.200%	1/25/35	1,400,000	1,407,833 (a)(g)
Elmwood CLO Ltd., 2021-3A DR (3 mo. Term SOFR + 3.300%)	7.593%	4/20/34	1,280,000	1,287,875 (a)(g)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	7.464%	11/22/31	440,000	441,468 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.112%)	7.405%	4/20/30	250,000	250,557 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2022-16A DR (3 mo. Term SOFR + 4.750%)	9.043%	1/20/34	1,060,000	1,075,907 (a)(g)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	7.064%	4/15/31	700,000	701,816 (a)(g)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.514%	4/15/31	480,000	483,000 (a)(g)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	4.965%	3/25/36	1,549,774	698,245 (g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.143%	1/20/37	760,000	765,049 (a)(g)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	7.243%	10/20/29	590,000	592,643 (a)(g)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.244%	10/15/31	290,000	291,586 (a)(g)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.202%	7/15/36	$520,000	$524,479 (a)(g)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.200%	1/25/37	1,040,000	1,039,972 (a)(g)
Midocean Credit CLO, 2017-7A D (3 mo. Term SOFR + 4.142%)	8.444%	7/15/29	500,000	503,606 (a)(g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.684%	7/15/31	440,000	443,896 (a)(g)
MVW LLC, 2021-1WA C	1.940%	1/22/41	240,921	225,805 (a)
Neuberger Berman CLO Ltd., 2017- 16SA DR (3 mo. Term SOFR + 3.162%)	7.464%	4/15/34	750,000	754,671 (a)(g)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	8.001%	10/13/31	510,000	513,773 (a)(g)
Ocean Trails CLO Ltd., 2022-12A D1R (3 mo. Term SOFR + 3.500%)	7.793%	7/20/35	550,000	552,034 (a)(g)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	8.000%	4/26/36	460,000	463,743 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	710,000	718,157 (a)(g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.302%	4/15/31	730,000	734,257 (a)(g)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.852%	10/15/32	500,000	501,893 (a)(g)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.302%	4/20/38	1,210,000	1,215,015 (a)(c)(g)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.705%	5/25/31	974,955	731,207 (a)(g)
Symphony Static CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.012%)	7.312%	10/25/29	310,000	311,326 (a)(g)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	11.505%	4/20/34	300,000	303,149 (a)(g)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.993%	1/20/38	1,260,000	1,280,454 (a)(g)

Total Asset-Backed Securities (Cost — $29,319,425)				28,873,410
Collateralized Mortgage Obligations(n) — 1.6%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	4.658%	2/25/37	219,936	217,827 (a)(g)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(n) — continued
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.551%	9/26/33	$920,000	$977,430 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.401%	1/25/34	790,000	851,490 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.001%	1/25/34	62,112	62,573 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	788,625	757,964 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	906,983 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	266,831 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	8.565%	7/25/39	193,011	200,836 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2020- R01 1B1 (30 Day Average SOFR + 3.364%)	7.715%	1/25/40	260,000	269,133 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021- R01 1B1 (30 Day Average SOFR + 3.100%)	7.451%	10/25/41	520,000	535,399 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B1 (30 Day Average SOFR + 3.150%)	7.501%	12/25/41	100,000	103,487 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024- R01 1B1 (30 Day Average SOFR + 2.700%)	7.051%	1/25/44	280,000	289,542 (a)(g)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	1,200,000	1,208,494 (a)(g)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(n) — continued
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	$680,000	$679,996 (a)(c)(e)(g)
Verus Securitization Trust, 2023-8 B1	8.116%	12/25/68	930,000	945,595 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $8,156,653)				8,273,580
			Shares
Investments in Underlying Funds — 1.0%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost — $4,945,326)			192,650	4,924,134
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 0.6%
Communication Services — 0.1%
Diversified Telecommunication Services — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	$428,749	499,744 (b)

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	885,870

Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	983,070

Industrials — 0.0%††
Electrical Equipment — 0.0%††
Bloom Energy Corp., Senior Notes	3.000%	6/1/29	160,000	220,880 (a)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
XPLR Infrastructure LP, Senior Notes	2.500%	6/15/26	410,000	389,531 (a)

Total Convertible Bonds & Notes (Cost — $2,926,596)				2,979,095
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	111,978	88,194
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	545,959	413,473
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	$953,791	$650,243

Total Sovereign Bonds (Cost — $1,009,399)				1,151,910
			Shares/Units
Common Stocks — 0.1%
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Permian Production Partners LLC			37,916	24,645 *(e)(f)

Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc.			9,469	249,982 *

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	39,888 *(e)(f)

Total Common Stocks (Cost — $235,296)				314,515
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $13,034)		5/28/28	13,613	3,812 *
Total Investments before Short-Term Investments (Cost — $498,916,618)				496,764,529
	Rate		Shares
Short-Term Investments — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $9,063,730)	4.322%		9,063,730	9,063,730 (o)(p)
Total Investments — 99.6% (Cost — $507,980,348)				505,828,259
Other Assets in Excess of Liabilities — 0.4%				1,980,235
Total Net Assets — 100.0%				$507,808,494

See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of January 31, 2025.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of January 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated
Companies was $9,063,730 and the cost was $9,063,730 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
ETF	—	Exchange-Traded Fund
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration High Income Fund
At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	809,439	USD	501,200	Bank of America N.A.	4/16/25	$2,231
CAD	478,773	USD	333,913	BNP Paribas SA	4/16/25	(3,383)
EUR	228,114	USD	235,988	Morgan Stanley & Co. Inc.	4/16/25	1,537
Net unrealized appreciation on open forward foreign currency contracts						$385

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar
At January 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
American Airlines Group Inc., 6.500%, due 7/1/25	$3,467,000	12/20/29	3.938%	5.000% quarterly	$146,605	$9,689	$136,916
Nabors Industries Inc., 5.750%, due 2/1/25	419,000	6/20/29	5.427%	1.000% quarterly	(66,169)	(66,949)	780
United Airlines Holdings Inc., 4.875%, due 1/15/25	684,500	12/20/29	1.563%	5.000% quarterly	100,973	88,901	12,072
Total	$4,570,500				$181,409	$31,641	$149,768

See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Short Duration High Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OneMain Finance Corp., 6.625%, due 1/15/28	$1,160,000	6/20/29	1.588%	5.000% quarterly	$(153,827)	$(118,234)	$(35,593)
Transocean Inc., 8.000%, due 2/1/27	419,000	6/20/29	3.967%	1.000% quarterly	46,017	46,910	(893)
Total	$1,579,000				$(107,810)	$(71,324)	$(36,486)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $498,916,618)	$496,764,529
Investments in affiliated securities, at value (Cost — $9,063,730)	9,063,730
Foreign currency, at value (Cost — $7)	7
Cash	1,056,044
Interest receivable	8,040,635
Deposits with brokers for centrally cleared swap contracts	3,162,000
Receivable for Fund shares sold	926,793
Dividends receivable from affiliated investments	49,644
Unrealized appreciation on forward foreign currency contracts	3,768
Receivable from brokers — net variation margin on centrally cleared swap contracts	3,533
Security litigation proceeds receivable	14
Prepaid expenses	38,469
Total Assets	519,109,166
Liabilities:
Payable for securities purchased	9,601,227
Payable for Fund shares repurchased	1,067,741
Investment management fee payable	233,522
Service and/or distribution fees payable	89,082
Distributions payable	78,357
Unrealized depreciation on forward foreign currency contracts	3,383
Accrued expenses	227,360
Total Liabilities	11,300,672
Total Net Assets	$507,808,494
Net Assets:
Par value (Note 7)	$1,046
Paid-in capital in excess of par value	740,205,408
Total distributable earnings (loss)	(232,397,960)
Total Net Assets	$507,808,494
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
January 31, 2025
Net Assets:
Class A	$369,933,866
Class C	$12,833,749
Class C1	$473,045
Class R	$33,768
Class I	$124,534,066
Shares Outstanding:
Class A	76,302,129
Class C	2,645,375
Class C1	96,845
Class R	6,981
Class I	25,585,458
Net Asset Value:
Class A (and redemption price)	$4.85
Class C*	$4.85
Class C1*	$4.88
Class R (and redemption price)	$4.84
Class I (and redemption price)	$4.87
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$4.96

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2025

Investment Income:
Interest	$19,706,309
Dividends from affiliated investments	245,184
Dividends from unaffiliated investments	121,083
Total Investment Income	20,072,576
Expenses:
Investment management fee (Note 2)	1,377,852
Service and/or distribution fees (Notes 2 and 5)	517,009
Transfer agent fees (Notes 2 and 5)	234,585
Registration fees	54,813
Fund accounting fees	44,065
Audit and tax fees	23,083
Shareholder reports	12,695
Legal fees	10,258
Trustees’ fees	6,317
Commitment fees (Note 9)	2,175
Insurance	1,397
Custody fees	213
Miscellaneous expenses	6,578
Total Expenses	2,291,040
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,749)
Net Expenses	2,285,291
Net Investment Income	17,787,285
Realized and Unrealized Gain (Loss) on Investments, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,382
Written options	58,084
Swap contracts	537,096
Forward foreign currency contracts	(75,115)
Foreign currency transactions	(351)
Net Realized Gain	522,096
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,999,721
Swap contracts	29,773
Forward foreign currency contracts	16,925
Foreign currencies	(228)
Change in Net Unrealized Appreciation (Depreciation)	5,046,191
Net Gain on Investments, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	5,568,287
Increase in Net Assets From Operations	$23,355,572
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2025 (unaudited) and the Year Ended July 31, 2024	2025	2024
Operations:
Net investment income	$17,787,285	$32,188,171
Net realized gain (loss)	522,096	(8,100,698)
Change in net unrealized appreciation (depreciation)	5,046,191	13,574,974
Increase in Net Assets From Operations	23,355,572	37,662,447
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(18,263,459)	(32,798,630)
Decrease in Net Assets From Distributions to Shareholders	(18,263,459)	(32,798,630)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	83,783,672	183,801,403
Reinvestment of distributions	17,798,567	31,785,336
Cost of shares repurchased	(92,425,641)	(119,657,013)
Increase in Net Assets From Fund Share Transactions	9,156,598	95,929,726
Increase in Net Assets	14,248,711	100,793,543
Net Assets:
Beginning of period	493,559,783	392,766,240
End of period	$507,808,494	$493,559,783
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.80	$4.75	$4.78	$5.32	$4.97	$5.27
Income (loss) from operations:
Net investment income	0.17	0.35	0.32	0.23	0.23	0.26
Net realized and unrealized gain (loss)	0.05	0.05	(0.02)	(0.52)	0.36	(0.29)
Total income (loss) from operations	0.22	0.40	0.30	(0.29)	0.59	(0.03)
Less distributions from:
Net investment income	(0.17)	(0.35)	(0.33)	(0.25)	(0.24)	(0.27)
Total distributions	(0.17)	(0.35)	(0.33)	(0.25)	(0.24)	(0.27)
Net asset value, end of period	$4.85	$4.80	$4.75	$4.78	$5.32	$4.97
Total return[3]	4.75%	8.81%	6.66%	(5.60)%	12.20%	(0.39)%[4]
Net assets, end of period (millions)	$370	$341	$273	$265	$287	$264
Ratios to average net assets:
Gross expenses	0.95%[5]	0.97%	0.99%	0.99%	1.00%	1.02%
Net expenses[6,7]	0.95 [5]	0.97	0.99	0.99	1.00	1.00
Net investment income	7.06 [5]	7.29	6.79	4.57	4.45	5.09
Portfolio turnover rate	27%	65%	32%	41%	88%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.80	$4.76	$4.78	$5.32	$4.97	$5.27
Income (loss) from operations:
Net investment income	0.15	0.31	0.28	0.20	0.19	0.22
Net realized and unrealized gain (loss)	0.06	0.05	(0.00)[3]	(0.52)	0.37	(0.28)
Total income (loss) from operations	0.21	0.36	0.28	(0.32)	0.56	(0.06)
Less distributions from:
Net investment income	(0.16)	(0.32)	(0.30)	(0.22)	(0.21)	(0.24)
Total distributions	(0.16)	(0.32)	(0.30)	(0.22)	(0.21)	(0.24)
Net asset value, end of period	$4.85	$4.80	$4.76	$4.78	$5.32	$4.97
Total return[4]	4.37%	8.03%	5.90%	(6.27)%	11.40%	(1.11)%[5]
Net assets, end of period (000s)	$12,834	$13,252	$11,944	$13,447	$21,565	$22,251
Ratios to average net assets:
Gross expenses	1.67%[6]	1.69%	1.71%	1.71%	1.71%	1.73%
Net expenses[7,8]	1.67 [6]	1.69	1.71	1.71	1.71	1.72
Net investment income	6.34 [6]	6.56	6.03	3.81	3.74	4.36
Portfolio turnover rate	27%	65%	32%	41%	88%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.31)% for the year ended July 31, 2020.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.83	$4.79	$4.81	$5.35	$4.99	$5.30
Income (loss) from operations:
Net investment income	0.16	0.32	0.30	0.21	0.21	0.24
Net realized and unrealized gain (loss)	0.05	0.05	(0.01)	(0.52)	0.37	(0.29)
Total income (loss) from operations	0.21	0.37	0.29	(0.31)	0.58	(0.05)
Less distributions from:
Net investment income	(0.16)	(0.33)	(0.31)	(0.23)	(0.22)	(0.26)
Total distributions	(0.16)	(0.33)	(0.31)	(0.23)	(0.22)	(0.26)
Net asset value, end of period	$4.88	$4.83	$4.79	$4.81	$5.35	$4.99
Total return[3]	4.66%	8.26%	6.19%	(5.97)%	11.66%	(0.71)%[4]
Net assets, end of period (000s)	$473	$417	$1,054	$1,207	$2,351	$5,161
Ratios to average net assets:
Gross expenses	1.52%[5]	1.47%	1.43%	1.45%	1.44%	1.37%
Net expenses[6,7]	1.52 [5]	1.47	1.43	1.45	1.43	1.37
Net investment income	6.50 [5]	6.78	6.32	4.07	4.05	4.71
Portfolio turnover rate	27%	65%	32%	41%	88%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.90)% for the year ended July 31, 2020.
[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.79	$4.74	$4.77	$5.32	$4.96	$5.26
Income (loss) from operations:
Net investment income	0.16	0.32	0.30	0.21	0.21	0.23
Net realized and unrealized gain (loss)	0.05	0.06	(0.01)	(0.53)	0.38	(0.28)
Total income (loss) from operations	0.21	0.38	0.29	(0.32)	0.59	(0.05)
Less distributions from:
Net investment income	(0.16)	(0.33)	(0.32)	(0.23)	(0.23)	(0.25)
Total distributions	(0.16)	(0.33)	(0.32)	(0.23)	(0.23)	(0.25)
Net asset value, end of period	$4.84	$4.79	$4.74	$4.77	$5.32	$4.96
Total return[3]	4.51%	8.35%	6.30%	(6.16)%	11.81%	(0.60)%[4]
Net assets, end of period (000s)	$34	$49	$43	$37	$147	$119
Ratios to average net assets:
Gross expenses	1.46%[5]	1.67%	1.39%	1.41%	1.35%	1.66%
Net expenses[6,7]	1.40 [5]	1.40	1.39	1.40	1.35	1.40
Net investment income	6.63 [5]	6.86	6.41	4.01	4.09	4.69
Portfolio turnover rate	27%	65%	32%	41%	88%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.80)% for the year ended July 31, 2020.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.82	$4.77	$4.80	$5.34	$4.99	$5.29
Income (loss) from operations:
Net investment income	0.18	0.36	0.33	0.25	0.24	0.27
Net realized and unrealized gain (loss)	0.05	0.06	(0.01)	(0.52)	0.37	(0.28)
Total income (loss) from operations	0.23	0.42	0.32	(0.27)	0.61	(0.01)
Less distributions from:
Net investment income	(0.18)	(0.37)	(0.35)	(0.27)	(0.26)	(0.29)
Total distributions	(0.18)	(0.37)	(0.35)	(0.27)	(0.26)	(0.29)
Net asset value, end of period	$4.87	$4.82	$4.77	$4.80	$5.34	$4.99
Total return[3]	4.86%	9.08%	6.94%	(5.31)%	12.47%	(0.11)%[4]
Net assets, end of period (000s)	$124,534	$138,703	$106,586	$90,785	$75,702	$49,856
Ratios to average net assets:
Gross expenses	0.72%[5]	0.72%	0.73%	0.73%	0.72%	0.74%
Net expenses[6,7]	0.72 [5]	0.72	0.72	0.73	0.72	0.73
Net investment income	7.30 [5]	7.53	7.07	4.85	4.69	5.35
Portfolio turnover rate	27%	65%	32%	41%	88%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$42,639,065	$1,639,892	$44,278,957
Financials	—	43,408,528	0 *	43,408,528
Health Care	—	34,343,452	0 *	34,343,452
Other Corporate Bonds & Notes	—	278,302,794	—	278,302,794
Senior Loans:
Communication Services	—	7,353,654	1,702,675	9,056,329
Consumer Discretionary	—	7,115,030	1,180,856	8,295,886
Financials	—	6,022,605	922,091	6,944,696
Industrials	—	9,627,466	1,197,437	10,824,903
Materials	—	—	862,958	862,958
Other Senior Loans	—	13,925,570	—	13,925,570
Asset-Backed Securities	—	28,873,410	—	28,873,410
Collateralized Mortgage Obligations	—	8,273,580	—	8,273,580
Investments in Underlying Funds	$4,924,134	—	—	4,924,134
Convertible Bonds & Notes	—	2,979,095	—	2,979,095
Sovereign Bonds	—	1,151,910	—	1,151,910
Common Stocks:
Energy	—	—	24,645	24,645
Health Care	249,982	—	—	249,982
Materials	—	—	39,888	39,888
Warrants	3,812	—	—	3,812
Total Long-Term Investments	5,177,928	484,016,159	7,570,442	496,764,529
Short-Term Investments†	9,063,730	—	—	9,063,730
Total Investments	$14,241,658	$484,016,159	$7,570,442	$505,828,259
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,768	—	$3,768
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	149,768	—	149,768
Total Other Financial Instruments	—	$153,536	—	$153,536
Total	$14,241,658	$484,169,695	$7,570,442	$505,981,795

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,383	—	$3,383
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	36,486	—	36,486
Total	—	$39,869	—	$39,869

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	—	$622	—	$(622)	$1,639,892
Financials	$30,300	—	—	(30,300)	—
Health Care	0 *	—	—	—	—
Senior Loans:
Communication Services	—	1,242	—	28,333	1,673,100
Consumer Discretionary	3,383,500	2,212	$(2,475)	(58,300)	1,181,497
Financials	925,403	1,304	794	(939)	119,309
Health Care	861,262	688	23	59,586	—
Industrials	3,767,184	2,014	78	34,456	1,187,025
Materials	850,664	—	—	12,294	—
Real Estate	641,592	449	(970)	(18,631)	—
Common Stocks:
Energy	24,645	—	—	—	—
Materials	121,454	—	—	(81,566)	—
Total	$10,606,004	$8,531	$(2,550)	$(55,689)	$5,800,823
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of January 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2025[2]
Corporate Bonds & Notes:
Energy	—	—	—	$1,639,892	$(622)
Financials	—	—	—	0 *	(30,300)
Health Care	—	—	—	0 *	—
Senior Loans:
Communication Services	—	—	—	1,702,675	28,333
Consumer Discretionary	$(3,325,578)	—	—	1,180,856	75
Financials	(123,780)	—	—	922,091	699
Health Care	(4,999)	—	$(916,560)	—	—
Industrials	(19,388)	—	(3,773,932)	1,197,437	10,412
Materials	—	—	—	862,958	12,294
Real Estate	(622,440)	—	—	—	—
Common Stocks:
Energy	—	—	—	24,645	—
Materials	—	—	—	39,888	(81,566)
Total	$(4,096,185)	—	$(4,690,492)	$7,570,442	$(60,675)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2025, the total notional value of all credit default swaps to sell protection was $4,570,500. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended January 31, 2025, see Note 4.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across  transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of January 31, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $3,383. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC  is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended January 31, 2025, fees waived and/or expenses reimbursed amounted to $5,749, which included an affiliated money market fund waiver of $5,736.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at January 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class R
Expires July 31, 2025	—
Expires July 31, 2026	$108
Expires July 31, 2027	13
Total fee waivers/expense reimbursements subject to recapture	$121
For the six months ended January 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,777 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended January 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$26,505
CDSCs	2,529
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended January 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$129,756,958	—
Sales	130,553,413	$376,948
At January 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$510,665,331	$9,568,687	$(14,405,759)	$(4,837,072)
Forward foreign currency contracts	—	3,768	(3,383)	385
Swap contracts	(39,683)	149,768	(36,486)	113,282

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2025.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$3,768	—	$3,768
Centrally cleared swap contracts[2]	—	$149,768	149,768
Total	$3,768	$149,768	$153,536

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$3,383	—	$3,383
Centrally cleared swap contracts[2]	—	$36,486	36,486
Total	$3,383	$36,486	$39,869

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(56,430)	$(56,430)
Written options	—	58,084	58,084
Swap contracts	—	537,096	537,096
Forward foreign currency contracts	$(75,115)	—	(75,115)
Total	$(75,115)	$538,750	$463,635

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$29,773	$29,773
Forward foreign currency contracts	$16,925	—	16,925
Total	$16,925	$29,773	$46,698
During the six months ended January 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$5,186
Written options†	5,403
Forward foreign currency contracts (to buy)	1,074,561
Forward foreign currency contracts (to sell)†	46,092
Average Notional Balance
Credit default swap contracts (buy protection)	$2,496,000
Credit default swap contracts (sell protection)	11,366,500

†	At January 31, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Bank of America N.A.	$2,231	—	$2,231	—	$2,231
BNP Paribas SA	—	$(3,383)	(3,383)	—	(3,383)
Morgan Stanley & Co. Inc.	1,537	—	1,537	—	1,537
Total	$3,768	$(3,383)	$385	—	$385

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended January 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$451,404	$162,753
Class C	64,004	3,575
Class C1	1,489	436
Class R	112	77
Class I	—	67,744
Total	$517,009	$234,585
For the six months ended January 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,158
Class C	146
Class C1	5
Class R	13
Class I	1,427
Total	$5,749
6. Distributions to shareholders by class

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Net Investment Income:
Class A	$13,091,152	$22,423,709
Class C	417,726	853,691
Class C1	14,215	48,304
Class R	1,520	2,779
Class I	4,738,846	9,470,147
Total	$18,263,459	$32,798,630
7. Shares of beneficial interest
At January 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,537,530	$50,954,161	22,092,471	$104,821,313
Shares issued on reinvestment	2,660,920	12,882,346	4,628,079	21,958,997
Shares repurchased	(7,981,539)	(38,586,794)	(13,085,768)	(62,044,704)
Net increase	5,216,911	$25,249,713	13,634,782	$64,735,606
Class C
Shares sold	365,750	$1,768,603	1,089,604	$5,174,873
Shares issued on reinvestment	82,953	401,737	171,878	815,533
Shares repurchased	(563,067)	(2,715,272)	(1,012,822)	(4,817,059)
Net increase (decrease)	(114,364)	$(544,932)	248,660	$1,173,347
Class C1
Shares sold	16,680	$80,910	16,249	$77,373
Shares issued on reinvestment	2,893	14,106	10,071	48,029
Shares repurchased	(8,935)	(43,369)	(160,176)	(761,704)
Net increase (decrease)	10,638	$51,647	(133,856)	$(636,302)
Class R
Shares sold	645	$3,123	3,392	$16,067
Shares issued on reinvestment	315	1,520	549	2,601
Shares repurchased	(4,165)	(20,202)	(2,767)	(12,827)
Net increase (decrease)	(3,205)	$(15,559)	1,174	$5,841
Class I
Shares sold	6,384,682	$30,976,875	15,514,996	$73,711,777
Shares issued on reinvestment	925,448	4,498,858	1,880,918	8,960,176
Shares repurchased	(10,514,350)	(51,060,004)	(10,939,899)	(52,020,719)
Net increase (decrease)	(3,204,220)	$(15,584,271)	6,456,015	$30,651,234
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

all or some portion of the six months ended January 31, 2025. The following transactions were effected in such company for the six months ended January 31, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$543,759	$106,753,967	106,753,967	$98,233,996	98,233,996

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$245,184	—	$9,063,730
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2025.
10. Deferred capital losses
As of July 31, 2024, the Fund had deferred capital losses of $229,346,627, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to
Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Short Duration High Income Fund 2025 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Short Duration High Income Fund

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Western Asset
Short Duration High Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short Duration High Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short Duration High Income Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90025-SFSOI 3/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2025